NOTE I - SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
NOTE I -- SEGMENT INFORMATION

Our operations for the periods presented are classified into two principal segments, Aero and Industrial.  The segments are generally determined based on the management of the product lines.

Segment information for 2011 and 2010 are as follows:

	Net Sales		Income From Operations
Segment	2011	2010	2011	2010
Aero	$57,918	$50,161	$4,093	$1,070
Industrial	28,715	22,897	2,293	686
Consolidated	$86,633	$73,058	$6,386	$1,756

	Assets		Income Before Income Taxes
	2011	2010	2011	2010
Aero	$52,262	$48,798	$3,420	$663
Industrial	13,791	12,606	1,959	500
Consolidated	$66,053	$61,404	$5,379	$1,163

	Capital Expenditures		Depreciation and Amortization
	2011	2010	2011	2010
Aero	$2,466	$2,234	$2,256	$2,024
Industrial	1,246	709	655	669
Consolidated	$3,712	$2,943	$2,911	$2,693